Corporate and Administrative Expenses (Details) - Schedule of Corporate and Administrative Expenses - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Corporate and Administrative Expenses (Details) - Schedule of Corporate and Administrative Expenses [Line Items]
Corporate and administrative expenses	$ 17,441	$ 16,090
Employee compensation [Member]
Corporate and Administrative Expenses (Details) - Schedule of Corporate and Administrative Expenses [Line Items]
Corporate and administrative expenses	7,165	7,479
Stock-based Compensation [Member]
Corporate and Administrative Expenses (Details) - Schedule of Corporate and Administrative Expenses [Line Items]
Corporate and administrative expenses	3,318	3,138
Professional fees [Member]
Corporate and Administrative Expenses (Details) - Schedule of Corporate and Administrative Expenses [Line Items]
Corporate and administrative expenses	3,011	2,591
Other general and administrative [Member]
Corporate and Administrative Expenses (Details) - Schedule of Corporate and Administrative Expenses [Line Items]
Corporate and administrative expenses	$ 3,947	$ 2,882